Equity	6 Months Ended
Jun. 30, 2025
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Equity	Equity
Translation reserve
The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations.
Hedging reserve

	June 30, 2025
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change recognised in OCI
Interest rate swaps
$161.0 million facility	102,220	538	187	(1,794)

	June 30, 2024
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change recognised in OCI
Interest rate swaps
$150.0 million facility	87,090	2,408	—	1,268

The Group, in connection to the $150.0 million facility raised on June 21, 2022, and amended in the second half of 2024 to $161.1 million, entered into several Interest Rate Swaps (IRSs) for a combined notional value of $109.4 million. These IRSs are used to hedge the risk related to the fluctuation of the SOFR rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs are matching the repayment profile of the facility and mature on March 31, 2030. The notional value of these instruments at June 30,
2025 amounted to $102.2 million. The fair value of these instruments at June 30, 2025 amounted to $0.4 million (see Note 17, 20 and 22) and $(1.8) million has been recognized in OCI in 2025.
Treasury shares
As of June 30, 2025 and December 31, 2024 CMB.TECH NV owned 25,807,878 of its own shares.
Distributions
The total amount of dividends declared by the Supervisory Board in the first six months of 2025 was $0 million. $5.4 million was paid in the first six months of 2025 of which $5.0 million was distributed by
Golden Ocean to the owners of the Company. Golden Ocean also distributed $5.1 million to the non-
controlling interest.